2017 REGISTERED DIRECT OFFERING	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020
REGISTERED DIRECT OFFERING 2017 [Member]
REGISTERED DIRECT OFFERING [Line Items]
2017 REGISTERED DIRECT OFFERING

8.2017 REGISTERED DIRECT OFFERING

On September 30, 2016, the Company filed a registration statement with the SEC utilizing a “shelf” registration process, which was subsequently declared effective by the SEC on October 20, 2016 (such registration statement, the “Shelf Registration Statement”). Under the Shelf Registration Statement, the Company may offer and sell any combination of its Common Stock, warrants, debt securities, subscription rights, and/or units comprised of the foregoing to raise up to $50,000,000 in gross proceeds.

On February 20, 2017, the Company entered into Securities Purchase Agreement (the “2017 SPA”) with 6 accredited investors (collectively, the “2017 Investors”) providing for the issuance and sale by the Company to the 2017 Investors of an aggregate of 10,166,664 units at a purchase price of $0.60 per Unit in a registered offering (the “2017 Financing”). The securities comprising the units sold in the 2017 Financing were issued under the Shelf Registration Statement, and consisted of a share of Common Stock, a Series F Warrant equal to 55% of the shares of Common Stock at an exercise price of $0.75 per share at any time prior to the fifth anniversary of the issuance date of the Series F Warrant subject to certain restrictions on exercise (the “2017 Warrants” and the shares issuable upon exercise of the 2017 Warrants, collectively, the “2017 Warrant Shares”). Provisions in the 2017 SPA restrict the Company’s ability to effect or enter into an agreement to effect any issuance by the Company or any of its subsidiaries of Common Stock or securities convertible, exercisable or exchangeable for Common Stock (or a combination of units thereof) involving a Variable Rate Transaction (as defined in the 2017 SPA) including, but not limited to, an equity line of credit or “At-the-Market” financing facility until the three lead investors in the 2017 Financing collectively own less than 20% of the Series F Warrants purchased by them pursuant to the 2017 SPA. The gross proceeds to Arch from the 2017 Financing, which closed on February 24, 2017, were approximately $6.1 million before deducting financing costs of approximately $112,000.

The number of shares of the Company’s Common Stock into which each of the Series F Warrants is exercisable and the exercise price therefore are subject to adjustment, as set forth in the Series F Warrants, including adjustments for stock subdivisions or combinations (by any stock split, stock dividend, recapitalization, reorganization, scheme, arrangement or otherwise). In addition, at any time during the term of the Series F Warrants, the Company may reduce the then-current exercise price to any amount and for any period of time deemed appropriate by the Board of the Company. In addition, if the Company undergoes a change of control or is involved in a similar transaction, the holder may cause the Company or any successor entity to purchase its Series F Warrant for an amount of cash equal to $0.18 for each share of Common Stock underlying the Series F Warrant.

During the three months ended December 31, 2020 and 2019, no Series F Warrants had been exercised. As of December 31, 2020, up to 5,591,664 shares may be acquired upon the exercise of the Series F Warrants.

Common Stock

At February 24, 2017, the Closing Date of the 2017 Financing, the Company issued 10,166,664 shares of Common Stock.

Derivative Liabilities

The Company accounted for the Series F Warrants relating to the aforementioned 2017 Financing in accordance with ASC 815‑10, Derivatives and Hedging. Since the Company may be required to purchase its Series F Warrants for an amount of cash equal to $0.18 for each share of Common Stock the underlying Series F Warrants are not classified within stockholders’ equity (deficit), they are recorded as liabilities at fair value. They are marked to market each reporting period through the consolidated statement of operations.

On the Closing Date, the derivative liabilities were recorded at fair value of $2,996,110. Given that the fair value of the derivative liabilities was less than the net proceeds of the 2017 Financing of $5,987,122, the remaining proceeds of $2,991,012 were allocated to the Common Stock and additional paid-in capital. During the three months ended December 31, 2020 and 2019, $0 and $274,404 were recorded to decrease the fair value of derivative, respectively.

Fair Value Measurements Using Significant Unobservable Inputs	December 31,	September 30,
(Level 3)	2020	2020
Beginning balance at September 30, 2020 and 2019	$1,000,000	$1,000,000

Issuances	—	—

Adjustments to estimated fair value	—	—

Ending balance at December 31, 2020 and September 30, 2020	$1,000,000	$1,000,000

The derivative liabilities were valued as of December 31, 2020 and September 30, 2020 using the Black Scholes Model with the following assumptions:

	December 31,	September 30,
	2020	2020
Closing price per share of common stock	$0.15	$0.17
Exercise price per share	$0.75	$0.75
Expected volatility	82.10%	84.17%
Risk-free interest rate	0.10%	0.13%
Dividend yield	—	—
Remaining expected term of underlying securities (years)	1.09	1.35

8.           2017 REGISTERED DIRECT OFFERING

On September 30, 2016, the Company filed a registration statement with the SEC utilizing a “shelf” registration process, which was subsequently declared effective by the SEC on October 20, 2016 (such registration statement, the “Shelf Registration Statement”). Under the Shelf Registration Statement, the Company may offer and sell any combination of its Common Stock, warrants, debt securities, subscription rights, and/or units comprised of the foregoing to raise up to $50,000,000 in gross proceeds.

On February 20, 2017, the Company entered into Securities Purchase Agreement (the “2017 SPA”) with 6 accredited investors (collectively, the “2017 Investors”) providing for the issuance and sale by the Company to the 2017 Investors of an aggregate of 10,166,664 units at a purchase price of $0.60 per Unit in a registered offering (the “2017 Financing”). The securities comprising the units sold in the 2017 Financing were issued under the Shelf Registration Statement, and consisted of a share of Common Stock, and 0.55 of a Series F Warrant to purchase one share of Common Stock at an exercise price of $0.75 per share at any time prior to the fifth anniversary of the issuance date of the Series F Warrant subject to certain restrictions on exercise (the “2017 Warrants” and the shares issuable upon exercise of the 2017 Warrants, collectively, the “2017 Warrant Shares”). Provisions in the 2017 SPA restrict the Company’s ability to effect or enter into an agreement to effect any issuance by the Company or any of its subsidiaries of Common Stock or securities convertible, exercisable or exchangeable for Common Stock (or a combination of units thereof) involving a Variable Rate Transaction (as defined in the 2017 SPA) including, but not limited to, an equity line of credit or “At-the-Market” financing facility until the three lead investors in the 2017 Financing collectively own less than 20% of the Series F Warrants purchased by them pursuant to the 2017 SPA. The gross proceeds to Arch from the 2017 Financing, which closed on February 24, 2017, were approximately $6.1 million before deducting financing costs of approximately $112,000.

The number of shares of the Company’s Common Stock into which each of the Series F Warrants is exercisable and the exercise price therefore are subject to adjustment, as set forth in the Series F Warrants, including adjustments for stock subdivisions or combinations (by any stock split, stock dividend, recapitalization, reorganization, scheme, arrangement or otherwise). In addition, at any time during the term of the Series F Warrants, the Company may reduce the then-current exercise price to any amount and for any period of time deemed appropriate by the Board of the Company. In addition, if the Company undergoes a change of control or is involved in a similar transaction, the holder may cause the Company or any successor entity to purchase its Series F Warrant for an amount of cash equal to $0.18 for each share of Common Stock underlying the Series F Warrant.

During the fiscal years ended September 30, 2020 and 2019, no Series F Warrants had been exercised. As of September 30, 2020, up to 5,591,664 shares may be acquired upon the exercise of the Series F Warrants.

Common Stock

At February 24, 2017, the Closing Date of the 2017 Financing, the Company issued 10,166,664 shares of Common Stock.

Derivative Liabilities

The Company accounted for the Series F Warrants relating to the aforementioned 2017 Financing in accordance with ASC 815‑10, Derivatives and Hedging . Since the Company may be required to purchase its Series F Warrants for an amount of cash equal to $0.18 for each share of Common Stock the underlying Series F Warrants are not classified within stockholders’ equity (deficit), they are recorded as liabilities at fair value. They are marked to market each reporting period through the consolidated statement of operations.

On the Closing Date, the derivative liabilities were recorded at fair value of $2,996,110. Given that the fair value of the derivative liabilities was less than the net proceeds of the 2017 Financing of $5,987,122, the remaining proceeds of $2,991,012 were allocated to the Common Stock and additional paid-in capital. During the years ended September 30, 2020 and 2019, $0 and $274,404 were recorded to decrease the fair value of derivative, respectively.

Fair Value Measurements Using Significant Unobservable Inputs	September 30,	September 30,
(Level 3)	2020	2019
Beginning balance at beginning of year	$1,000,000	$1,274,404

Issuances	—	—

Adjustments to estimated fair value	—	(274,404)

Ending balance at end of year	$1,000,000	$1,000,000

The derivative liabilities were valued as of September 30, 2020 and September 30, 2019 using the Black Scholes Model with the following assumptions:

	September 30,	September 30,
	2020	2019
Closing price per share of common stock	$0.17	$0.24
Exercise price per share	$0.75	$0.75
Expected volatility	84.17%	78.15%
Risk-free interest rate	0.13%	1.60%
Dividend yield	—	—
Remaining expected term of underlying securities (years)	1.35	2.37